LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2018
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2017		2018
	Weighted		Weighted
	average		average
	interest	2017	interest	2018
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	0.4%	¥1,810,694	0.4%	¥1,566,021
Unsecured, various rates and various maturities, due 2019 through 2022	0.4%	3,629,079	0.9%	3,171,581
Capital lease obligations, due 2019	0.6%	120,247	3.7%	137,941
Zero coupon convertible bonds, due 2019	―	1,185,502	―	1,209,122
		6,745,522		6,084,665
Less: current portion		808,229		977,270
		¥5,937,293		¥5,107,395

Schedule of aggregate annual maturities of long-term debt

Years ending
March 31,	Thousands of Yen
2019	¥977,270
2020	2,064,054
2021	2,676,428
2022	270,085
Thereafter	96,828
¥6,084,665